Convertible redeemable non-controlling interests (Details 2) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares
Amount
Net income from continuing operations attributable to mezzanine classified non-controlling interests shareholders	$ 362	¥ 2,492
Balance at the end of the year	$ 2,321,472	¥ 15,961,284
Series A Preferred Shares
Number of shares
Shares Issued | shares	1,004,000,000	1,004,000,000
Balance at the end of the year | shares	1,004,000,000	1,004,000,000
Amount
Issuance		¥ 15,973,564
Less: preferred shares issuance costs		(14,772)
Net income from continuing operations attributable to mezzanine classified non-controlling interests shareholders		2,492
Balance at the end of the year		¥ 15,961,284
Jingdong Express | Series A Preferred Shares
Preferred shares
Percentage of Preference Shareholders holding	50.00%	50.00%